Intangibles (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	$ 3,314	$ 1,158
Less: Accumulated Amortization	(1,188)	(772)
Net	2,126	386
Publisher relationships-Kitara Media [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	695	695
Advertiser relationships-Kitara Media [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	463	463
Advertiser relationships-Healthguru [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	720	0
Domain and trade name-Healthguru (indefinite life) [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	680	0
Domain name-Gather [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	142	0
Video Library [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	470	0
Subscribers [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	118	0
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Asset	$ 26	$ 0